Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
P3 Health Partners Inc.
Finite-Lived Intangible Assets [Line Items]
Schedule of changes in other intangible assets

	Customer			Provider	Medical
	Relationships	Trademarks	Payor Contracts	Network	Licenses	Total
Balance at December 31, 2021	$678,300,000	$147,369,167	$4,700,271	$4,769,167	$700,000	$835,838,605
Amortization	(34,200,000)	(7,610,000)	(235,014)	(240,000)	—	(42,285,014)
Balance at June 30, 2022	$644,100,000	139,759,167	4,465,257	4,529,167	700,000	793,553,591

	Predecessor
	Customer
	Relationships	Total
Balance at December 31, 2020	$—	$—
Acquisitions	2,045,604	2,045,604
Amortization	(34,396)	(34,396)
Balance at December 2, 2021	$2,011,208	$2,011,208

	Successor
	Customer		Payor	Provider	Medical
	Relationships	Trademarks	Contracts	Network	Licenses	Total
Balance at December 3, 2021(1)	$684,000,000	$147,700,000	$—	$3,700,000	$—	$835,400,000
Acquisitions	—	900,000	4,700,271	1,100,000	700,000	7,400,271
Amortization	(5,700,000)	(1,230,833)	—	(30,833)	—	(6,961,666)
Balance at December 31, 2021	$678,300,000	$147,369,167	$4,700,271	$4,769,167	$700,000	$835,838,605
(1)	Represents the opening balance of intangibles as of December 3, 2021 due to the Business Combination